Document and Entity Information	Nov. 11, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 11, 2025
Entity Registrant Name	enGene Holdings Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-41854
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	4868 Rue Levy, Suite 220
Entity Address City Or Town	Saint-Laurent
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H4R 2P1
City Area Code	514
Local Phone Number	332-4888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Entity Central Index Key	0001980845
Amendment Flag	false
Entity Emerging Growth Company	true
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	ENGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one Common Share, at an exercise price of $11.50 per Share
Trading Symbol	ENGNW
Security Exchange Name	NASDAQ